Schedule of Deferred Revenue (Details) - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	$ 3,594	$ 31,178	$ 31,178
Advance billings	49,765	54,030	66,435	60,135
Revenue recognized	(53,207)	(71,313)	(84,376)	(28,957)
Other adjustments		(9,643)	(9,643)
Balance, end of period	$ 152	$ 4,252	$ 3,594	$ 31,178